Goodwill and Intangible Assets - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended					12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 segment	Sep. 30, 2022 USD ($)	Sep. 30, 2022 item	Sep. 30, 2022	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segments | segment			1					1
Number of reporting units			7		2	2		7
Amortization expense relating to intangible assets | $	$ 1.7	$ 1.7		$ 4.3			$ 4.2	$ 5.5	$ 5.2	$ 2.1